Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,286	$ 13,327	$ 12,035	$ 11,825	$ 11,636	$ 11,310	$ 11,055	$ 10,775	$ 10,389	$ 9,410	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,778	12,853	11,607	11,476	11,391	11,144	10,987	10,777	10,482	9,565	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,270	13,345	12,081	11,885	11,739	11,440	11,209	10,940	10,587	9,613	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,063	14,007	12,607	12,332	12,110	11,731	11,426	11,106	10,682	9,652	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,988	13,947	12,563	12,312	12,084	11,717	11,424	11,106	10,682	9,652	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,367	15,140	13,580	13,233	12,820	12,120	11,714	11,325	10,866	9,646	10,000
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,367	15,140	13,580	13,233	12,820	12,120	11,714	11,325	10,866	9,646	10,000
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,367	15,140	13,580	13,233	12,820	12,120	11,714	11,325	10,866	9,646	10,000
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,367	15,140	13,580	13,233	12,820	12,120	11,714	11,325	10,866	9,646	10,000
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,367	$ 15,140	$ 13,580	$ 13,233	$ 12,820	$ 12,120	$ 11,714	$ 11,325	$ 10,866	$ 9,646	$ 10,000